Property and Equipment, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation and amortization	¥ 144,995,588	¥ 150,454,787	¥ 124,083,503
Impairment losses	¥ 56,287,026	¥ 111,426,961	¥ 7,222,765